Equity - Summary of Cash Flows Statements (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	$ (391,544)	$ (1,189,252)	$ 1,432,755
Net cash flows provided by (used in) investing activities	(403,407)	(46,178)	(66,306)
Net cash flows provided by (used in) financing activities	134,218	1,813,707	1,569,735
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(187,373)	867,964	$ 3,058,317
Banco CorpBanca Colombia S.A [member] | Non controlling Interest [Member]
Disclosure of consolidated statement of cash flows [line items]
Net cash flows provided by (used in) operating activities	(186,515)	638,437
Net cash flows provided by (used in) investing activities	(140,766)	35,840
Net cash flows provided by (used in) financing activities	(138,264)	43,822
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	$ (465,545)	$ 718,099